Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Exploration and Evaluation Assets
9.	EXPLORATION AND EVALUATION ASSETS
Exploration and evaluation assets are comprised of acquisition costs for the following properties:

	December 31, 2019	December 31, 2018
Castle Mountain	$-	$133,060
Aurizona	13,750	13,750
Elk Gold	-	5,000
Solaris	-	19,899
	$13,750	$171,709
In October 2019, the Board of Directors approved construction of Phase 1 at Castle Mountain. As a result, the Company transferred $133.1 million in Castle Mountain from exploration and evaluation assets to mineral properties (note 10).